Cover	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-00000
Entity Registrant Name	AMERICAN FUSION, INC.
Entity Central Index Key	0000096664
Entity Tax Identification Number	22-1436279
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	401 N. Carroll Ave.
Entity Address, Address Line Two	Ste. 92
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	480
Local Phone Number	788-7420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Renewal Fuels, Inc.